Investments - Cost, Gross Unrealized Gains and Losses, and Estimated Fair Value of Available for Sale Investments in Fixed Income Maturities and Short-Term Investments (Details) - USD ($)
$ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	$ 5,147.0	$ 4,438.3
Gross Unrealized Gains	14.2	17.5
Gross Unrealized Losses	(181.9)	(221.8)
Allowance for Credit Losses	(1.0)	(2.9)
Fair Market Value	4,978.3	4,231.1
Fixed income investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	4,861.1	4,330.0
Gross Unrealized Gains	14.0	17.3
Gross Unrealized Losses	(181.9)	(221.8)
Allowance for Credit Losses	(1.0)	(2.9)
Fair Market Value	4,692.2	4,122.6
U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	1,504.8	1,224.9
Gross Unrealized Gains	1.5	4.4
Gross Unrealized Losses	(25.7)	(26.7)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	1,480.6	1,202.6
U.S. agency
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	7.5	7.5
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.3)	(0.3)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	7.2	7.2
Municipal
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	84.2	133.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(1.9)	(5.0)
Allowance for Credit Losses	0.0	(0.5)
Fair Market Value	82.3	128.1
Corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	2,045.3	2,051.1
Gross Unrealized Gains	8.5	12.1
Gross Unrealized Losses	(66.4)	(101.5)
Allowance for Credit Losses	(1.0)	(2.4)
Fair Market Value	1,986.4	1,959.3
Non-U.S. government-backed corporate
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	132.9	106.5
Gross Unrealized Gains	0.8	0.1
Gross Unrealized Losses	(2.4)	(5.9)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	131.3	100.7
Non-U.S. government
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	248.2	279.9
Gross Unrealized Gains	1.0	0.6
Gross Unrealized Losses	(2.4)	(6.7)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	246.8	273.8
Asset-backed
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	232.4
Gross Unrealized Gains	2.2
Gross Unrealized Losses	(0.1)
Allowance for Credit Losses	0.0
Fair Market Value	234.5
Agency commercial mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	5.0	6.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	(0.6)	(0.8)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	4.4	5.8
Agency residential mortgage-backed securities
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	600.8	519.9
Gross Unrealized Gains	0.0	0.1
Gross Unrealized Losses	(82.1)	(74.9)
Allowance for Credit Losses	0.0	0.0
Fair Market Value	518.7	445.1
Short-term investments — Available for sale
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	261.9	93.6
Gross Unrealized Gains	0.0	0.0
Gross Unrealized Losses	0.0	0.0
Allowance for Credit Losses	0.0	0.0
Fair Market Value	261.9	93.6
Privately-held investments
Schedule of Trading Securities and Other Trading Items [Line Items]
Cost or Amortized Cost	24.0	14.7
Gross Unrealized Gains	0.2	0.2
Gross Unrealized Losses	0.0	0.0
Allowance for Credit Losses	0.0	0.0
Fair Market Value	$ 24.2	$ 14.9